SEGMENTS	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENTS

NOTE 15 — SEGMENTS

The Company has two reportable segments: Industrial Equipment and Construction Equipment. The Company’s segments are determined based on management structure, which is organized based on types of products sold, as described in the following paragraph. The operating results for each segment are reported separately to the Company’s Chief Executive Officer to make decisions regarding the allocation of resources, to assess the Company’s operating performance and to make strategic decisions.

The Industrial Equipment segment is principally engaged in operations related to the sale, service, and rental of lift trucks in Michigan, Illinois, Indiana and New York, as well as parts of the northeastern United States. As of June 12, 2020, the Industrial Equipment segment also includes PeakLogix. The Construction Equipment segment is principally engaged in operations related to the sale, service, and rental of construction equipment in Michigan, Illinois and Florida.

The Construction Equipment segment is principally engaged in operations related to the sale, service, and rental of construction equipment in Michigan and Illinois.

The Company retains various unallocated expense items at the general corporate level, which the Company refers to as “Corporate” in the table below. Corporate holds corporate debt and has minor activity all together. During the first quarter 0f 2020, Corporate incurred $7.6 million in debt extinguishment fees, $7.6 million in transaction costs and other expenses associated with the reverse recapitalization. During the second quarter of 2020, Corporate primarily incurred expenses associated with consulting and legal fees, acquisition costs and interest expense.

The following table presents the Company’s results of operations by reportable segment for the six months ended June 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$94.0	$83.3	$—	$177.3
Parts sales	27.0	29.8	—	56.8
Service revenue	38.4	20.2	—	58.6
Rental revenue	22.0	29.2	—	51.2
Rental equipment sales	8.3	20.4	—	28.7

Total revenue	$189.7	$182.9	$—	$372.6
Interest expense	2.9	5.1	3.6	11.6
Depreciation and amortization	10.6	20.0	—	30.6
Net income (loss)	$5.1	$(6.2)	$(20.0)	$(21.1)

The following table presents the Company’s results of operations by reportable segment for the three months ended June 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$51.7	$43.4	$—	$95.1
Parts sales	12.0	16.1	—	28.1
Service revenue	17.8	10.6	—	28.4
Rental revenue	10.5	15.5	—	26.0
Rental equipment sales	3.1	11.4	—	14.5

Total revenue	$95.1	$97.0	$—	$192.1
Interest expense	1.4	2.7	1.6	5.7
Depreciation and amortization	5.4	11.3	—	16.7
Net income (loss)	$3.6	$(3.8)	(3.9)	$(4.1)

The following table presents the Company’s results of operations by reportable segment for the six months ended June 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$56.8	$49.2	$—	$106.0
Parts sales	21.4	15.7	—	37.1
Service revenue	28.2	11.7	—	39.9
Rental revenue	14.9	24.2	—	39.1
Rental equipment sales	1.8	14.3	—	16.1

Total revenue	$123.1	$115.1	$—	$238.2
Interest expense	2.0	3.9	3.6	9.5
Depreciation and amortization	6.7	13.8	—	20.5
Net income (loss)	$3.1	$(0.9)	$(4.4)	$(2.2)

The following table presents the Company’s results of operations by reportable segment for the three months ended June 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$35.3	$25.9	$—	$61.2
Parts sales	12.4	8.2	—	20.6
Service revenue	16.4	6.3	—	22.7
Rental revenue	9.0	13.1	—	22.1
Rental equipment sales	1.8	7.5	—	9.3

Total revenue	$74.9	$61.0	$—	$135.9
Interest expense	1.1	1.9	2.0	5.0
Depreciation and amortization	4.0	7.4	—	11.4
Net income (loss)	$2.4	$0.4	(2.4)	$0.4

The following table presents the Company’s identified assets by reportable segment for the period ending June 30, 2020 and December 31, 2019 (amounts in millions):

	June 30, 2020	December 31, 2019
Segment assets:
Industrial equipment	$236.8	$207.5
Construction equipment	414.8	246.0
Corporate	12.7	0.7

Total assets	$664.3	$454.2